PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative)		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 15, 2023	Mar. 31, 2023 CAD ($)
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 2,091,321		$ 2,409,762		$ 1,361,211
Equity interest pledged subsidiaries percentage	100.00%
Impairment loss on property, plant and equipment		4,695,912		49,784		0
Amount of pay portion of shareholder advance						4.5	$ 6.1
Property held for private mortgage		3.5	$ 5	3.5	$ 5	3	$ 4
Property, plant and equipment, gross.	$ 87,610,960	66,541,104		87,610,960
Property, plant and equipment, net	83,581,322	57,576,110		83,581,322
Bethune [Member]
Property, Plant and Equipment [Line Items]
Equity ownership percentage										100.00%
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale						13.6					$ 18
Property, Plant and Equipment [Member] | Mortgages [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale						5.6					$ 7.5
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Proceeds from land sale				2,400,000	3,300,000
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross.		1,215,734						$ 1,748,000
Property, plant and equipment, net	16,381,985			16,381,985					$ 22,179,779
Impairment, long-lived asset, held-for-use		4,695,912		49,784		$ 0
Building [Member]
Property, Plant and Equipment [Line Items]
Impairment loss on property, plant and equipment		4,695,912
Property, plant and equipment, gross.	68,641,338	52,953,088		68,641,338
Two Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property, plant, and equipment		70
Private Property Mortgage [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross.		765,050						$ 1,100,000
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, additions		0	$ 0	1,331,300	$ 1,802,464
Accumulated depreciation property plant and equipment		4,877,340		36,367
National Bank Of Canada [Member]
Property, Plant and Equipment [Line Items]
Principal amount		5,500,000
National Bank Of Canada [Member] | Asset Pledged as Collateral [Member] | Land and Building [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale	4,300,000			4,300,000
HSBC in Canada [Member]
Property, Plant and Equipment [Line Items]
Principal amount		11,200,000
HSBC in Canada [Member] | Asset Pledged as Collateral [Member] | Land And Two Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale	16,300,000			16,300,000
Bank Of China Canada [Member]
Property, Plant and Equipment [Line Items]
Principal amount		$ 44,300,000
Bank Of China Canada [Member] | Asset Pledged as Collateral [Member] | Land And Two Office Buildings [Member]
Property, Plant and Equipment [Line Items]
Asset held for sale	$ 61,900,000			$ 61,900,000